[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6531

brianhurley@paulhastings.com

April 21, 2009	75302.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Helios Select Fund, Inc.

Ladies and Gentlemen:

On behalf of our client, Helios Select Fund, Inc. (the “Company”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transit herewith for filing the preliminary proxy statement and form of proxies concerning special meetings (the “Special Meetings”) of shareholders of the Helios Select Short Term Bond Fund, the Helios Select Intermediate Term Bond Fund and the Helios Select High Income Fund (collectively, the “Funds”), each a series of the Company, to be held on May 29, 2009. Please note that the Company previously filed a preliminary proxy statement and form of proxy solely for the Helios Select Short Term Bond Fund on February 3, 2009 (Accession Number 0001193125-09-017680), which has been revised to include all three Funds.

The purpose of the Special Meetings is to approve the liquidation of the Funds.

It is anticipated that the proxy materials will be sent to shareholders on or about May 1, 2009.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Brian F. Hurley
Brian F. Hurley
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures